Peachtree Alternative Strategies Fund
Schedule of Investments
January 31, 2025 (Unaudited)

									Next
						Initial			Available
		% of				Acquisition		Redemption	Redemption
Portfolio Funds*		Net Assets		Cost(1)	Fair Value	Date		Frequency(2)	Date
Equity:
Glazer Enhanced Offshore Fund, Series 1		4.7%		$ 6,465,009	$ 11,055,229	1/1/2021	(3)	Monthly	2/28/2025
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84		0.0%	(4)	86,437	60,317	1/3/2017		N/A	(5)
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series		0.4%		694,277	974,160	1/3/2017	(3)	Quarterly	3/31/2025	(6)
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18		2.2%		4,504,047	5,305,915	1/3/2017	(3)	Quarterly	3/31/2025	(6)
Schonfeld Fundamental Equity Offshore Fund Ltd., Class B		5.2%		9,618,360	12,328,394	8/1/2022	(3)	Quarterly	3/31/2025	(7)
TPG Public Equity Partners-A, L.P.		4.6%		6,746,089	10,958,032	1/3/2017	(3)	Quarterly	3/31/2025	(6)
Total Equity		17.1%		$ 28,114,219	$ 40,682,047

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K		0.0%	(4)	$ 29,016	$ 64,051	3/1/2019	(3)	N/A	(5)
Capula Global Relative Value Fund Ltd., Class H		5.2%		10,393,198	12,404,245	10/1/2022	(3)	Quarterly	3/31/2025	(6)(8)
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1		4.6%		9,658,756	10,984,910	3/1/2017	(3)	Quarterly	3/31/2025
King Street Capital Offshore Ltd., Class A, Series 1		4.3%		7,414,320	10,206,696	1/3/2017	(3)	Quarterly	3/31/2025	(6)
King Street Capital Offshore Ltd., Class S, Multiple Series		0.4%		869,331	919,505	1/3/2017	(3)	N/A	(5)
PIMCO Tactical Opportunities Fund, L.P., Class A		5.1%		7,208,422	12,119,310	7/1/2017	(3)	Semi-Annual	6/30/2025	(9)
Total Fixed Income		19.6%		$ 35,573,043	$ 46,698,717

Multi-Strategy:
Centiva Offshore Fund, Ltd., Series A, Multiple Series		4.1%		$ 8,687,236	$ 9,775,179	3/1/2022	(3)	Quarterly	3/31/2025
Davidson Kempner Partners		10.5%		17,910,005	24,976,038	1/3/2017	(3)	Semi-Annual	6/30/2025
D.E. Shaw Composite International Fund		10.8%		11,447,381	25,696,848	1/3/2017	(3)	Quarterly	3/31/2025
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series		10.7%		19,000,000	25,545,297	6/1/2020	(3)	Quarterly	3/31/2025	(10)
HBK Multi-Strategy Offshore Fund Ltd., Class A, Lead Series		4.7%		7,532,817	11,151,784	11/1/2017	(3)	Quarterly	3/31/2025	(6)
Hudson Bay International Fund Ltd., Class A, Multiple Series		9.1%		13,647,503	21,599,117	10/1/2018	(3)	Quarterly	3/31/2025	(6)
Verition International Multi-Strategy Fund, Ltd., Class C, Series 1		4.7%		8,440,866	11,235,718	1/31/2021	(3)	Quarterly	4/30/2025	(6)
Total Multi-Strategy		54.6%		$ 86,665,808	$ 129,979,981

Opportunistic:
Cassiopeia Fund Ltd., Class B		0.2%		$ 390,136	$ 451,803	10/1/2023		N/A	(5)
Total Opportunistic		0.2%		$ 390,136	$ 451,803

Total Investments In Portfolio Funds		91.5%		$ 150,743,206	$ 217,812,548

		% of
Money Market Funds	Shares	Net Assets		Cost(1)	Fair Value

Fidelity Investments Government Money Market Portfolio,
Institutional Class, 4.31%(11)	19,188,250	8.1%		$ 19,188,250	$ 19,188,250

Total Investments		99.6%		$ 169,931,456	$ 237,000,798

Other Assets in Excess of Liabilities		0.4%			$ 698,909

Net Assets		100.0%			$ 237,699,707

(1) There were no unfunded capital commitments as of January 31, 2025.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 90 days.
(3) The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(4) Amount is less than 0.05%.
(5) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(6) Subject to 25% investor level quarterly gate.
(7) Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(8) Subject to a early redemption fee of 3% on redemptions within 2 years of their purchase date.
(9) Subject to 33% investor level semi-annual gate.
(10) Subject to 12.50% investor level quarterly gate.
(11) Rate disclosed is the seven day effective yield as of January 31, 2025.

* All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.

See accompanying notes which are an integral part of these financial statements.